Quarterly Holdings Report
for
Fidelity Advisor® Industrials Fund
April 30, 2025
AFCY-NPRT3-0625
1.800323.121
Common Stocks - 99.7%
	Shares	Value ($)
UNITED STATES - 99.7%
Industrials - 99.0%
Aerospace & Defense - 26.1%
Axon Enterprise Inc (a)	19,400	11,898,020
Boeing Co (a)	151,364	27,735,939
GE Aerospace	225,437	45,434,574
General Dynamics Corp	42,300	11,510,676
HEICO Corp Class A	36,600	7,354,038
Howmet Aerospace Inc (b)	242,858	33,655,262
Loar Holdings Inc (a)(b)	500	47,290
Rocket Lab USA Inc Class A (a)(b)	46,300	1,008,877
RTX Corp	51,400	6,483,082
Standardaero Inc (b)	3,000	81,060
TransDigm Group Inc	15,914	22,487,596
		167,696,414
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	13,400	1,195,548
Building Products - 10.1%
AZEK Co Inc/The Class A (a)	254,300	12,603,108
Carlisle Cos Inc (b)	26,824	10,179,172
Johnson Controls International plc	108,157	9,074,372
Simpson Manufacturing Co Inc	45,379	6,974,298
Trane Technologies PLC	67,700	25,950,087
		64,781,037
Commercial Services & Supplies - 4.8%
Cintas Corp	66,100	13,992,048
Waste Connections Inc (United States)	83,700	16,541,631
		30,533,679
Construction & Engineering - 2.7%
Comfort Systems USA Inc	12,200	4,850,110
Quanta Services Inc (b)	43,000	12,585,670
		17,435,780
Electrical Equipment - 14.2%
AMETEK Inc	108,234	18,354,322
Eaton Corp PLC (b)	83,516	24,584,605
GE Vernova Inc	108,759	40,330,012
Regal Rexnord Corp	41,905	4,435,225
Vertiv Holdings Co Class A	44,100	3,765,258
		91,469,422
Ground Transportation - 9.1%
CSX Corp	70,783	1,986,879
Knight-Swift Transportation Holdings Inc	210,100	8,229,617
Old Dominion Freight Line Inc	55,600	8,522,368
Uber Technologies Inc (a)	213,800	17,319,938
Union Pacific Corp	68,100	14,686,446
XPO Inc (a)(b)	73,900	7,842,268
		58,587,516
Industrial Conglomerates - 2.2%
3M Co	101,400	14,085,474
Machinery - 21.1%
Allison Transmission Holdings Inc	22,600	2,084,624
Caterpillar Inc	21,700	6,711,159
Chart Industries Inc (a)(b)	37,400	5,048,252
Deere & Co	46,200	21,416,472
Dover Corp	102,400	17,474,560
Ingersoll Rand Inc	281,243	21,214,159
ITT Inc	129,709	17,772,727
Parker-Hannifin Corp (b)	43,313	26,206,964
RBC Bearings Inc (a)	4,000	1,314,280
Westinghouse Air Brake Technologies Corp	87,500	16,164,750
		135,407,947
Professional Services - 2.8%
KBR Inc (b)	130,500	6,891,705
Leidos Holdings Inc	76,200	11,215,116
		18,106,821
Trading Companies & Distributors - 5.7%
Core & Main Inc Class A (a)(b)	162,100	8,539,428
United Rentals Inc	21,600	13,639,320
Watsco Inc	12,700	5,839,968
WW Grainger Inc	8,500	8,706,635
		36,725,351
TOTAL INDUSTRIALS		636,024,989

Materials - 0.7%
Construction Materials - 0.7%
Eagle Materials Inc	21,600	4,890,024
TOTAL UNITED STATES		640,915,013
TOTAL COMMON STOCKS (Cost $468,831,597)		640,915,013

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	3,207,545	3,208,187
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	12,227,087	12,228,310
TOTAL MONEY MARKET FUNDS (Cost $15,436,497)			15,436,497

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $484,268,094)	656,351,510
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(13,588,895)
NET ASSETS - 100.0%	642,762,615

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,941,600	113,546,635	113,280,048	123,526	-	-	3,208,187	3,207,545	0.0%
Fidelity Securities Lending Cash Central Fund	10,896,975	145,727,565	144,396,230	4,566	-	-	12,228,310	12,227,087	0.0%
Total	13,838,575	259,274,200	257,676,278	128,092	-	-	15,436,497

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.